CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 30, 2020
Current assets:
Cash	$ 70,081	$ 22,790
Accounts receivable, net	100,255	85,711
Inventories	1,143,037	1,165,311
Prepaid expenses	6,668	0
Deferred financing costs, current	1,591	18,652
Total current assets	1,321,632	1,292,464
Operating lease right-of-use assets	53,955	65,835
Property and equipment, net	94,144	126,682
Investment in unconsolidated affiliate	5,828	5,828
Total assets	1,475,559	1,490,809
Current Liabilities:
Accounts payable and accrued liabilities	189,341	349,566
Loans payable, net	312,300	30,000
Convertible debt, net	232,870	532,616
Operating lease liabilities - current	13,665	11,880
Advances from Principal Executive Officer and accrued interest	31,313	181,230
Deferred compensation - PEO - current	125,399	48,058
Derivative liability	201,430	396,220
Total current liabilities	1,106,318	1,549,570
Long-term Liabilities:
Deferred compensation - PEO- long-term portion	320,172	297,513
Operating lease liabilities - long-term	40,289	53,955
Advances from Principal Executive Officer and accrued interest	179,828	202,487
Total long-term liabilities	540,289	553,955
Total Liabilities	1,646,607	2,103,525
Shareholders' deficit:
Series A Preferred stock value	0	0
Common stock value	908	193
Treasury stock	103,700	0
Additional paid-in capital	11,532,849	11,047,546
Accumulated deficit	(11,808,505)	(11,660,455)
Total stockholders' deficit	(171,048)	(612,716)
Total liabilities and stockholders' deficit	$ 1,475,559	$ 1,490,809